Subsidiaries (Tables)	12 Months Ended
Mar. 31, 2024
Statements [Line Items]
Summary of Major Consolidated Subsidiaries
The following table sets forth the major consolidated subsidiaries owned, directly or indirectly, by Sony Group Corporation.

Name of company	Country of incorporation /residence	(As of March 31, 2024) Percentage owned
Sony Interactive Entertainment Inc.	Japan	100.0
Sony Music Entertainment (Japan) Inc.	Japan	100.0
Sony Corporation	Japan	100.0
Sony Global Manufacturing & Operations Corporation	Japan	100.0
Sony Network Communications Inc.	Japan	100.0
Sony Marketing Inc.	Japan	100.0
Sony Semiconductor Solutions Corporation	Japan	100.0
Sony Semiconductor Manufacturing Corporation	Japan	100.0
Sony Storage Media Solutions Corporation	Japan	100.0
Sony Financial Group Inc.	Japan	100.0
Sony Life Insurance Co., Ltd.	Japan	100.0
Sony Bank Inc.	Japan	100.0
Sony Assurance Inc.	Japan	100.0
Sony Corporation of America	U.S.A.	100.0
Sony Interactive Entertainment LLC	U.S.A.	100.0
Sony Music Entertainment	U.S.A.	100.0
Sony Music Publishing LLC	U.S.A.	100.0
Sony Pictures Entertainment Inc.	U.S.A.	100.0
Sony Electronics Inc.	U.S.A.	100.0
Sony Interactive Entertainment Europe Ltd.	U.K.	100.0
Sony Europe B.V.	U.K.	100.0
Sony Global Treasury Services Plc	U.K.	100.0
Sony Overseas Holding B.V.	Netherlands	100.0
Sony (China) Limited	China	100.0
Sony EMCS (Malaysia) Sdn. Bhd.	Malaysia	100.0
Sony Electronics (Singapore) Pte. Ltd.	Singapore	100.0